February 26, 2020	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351 F +1 202 778 9100
VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Joint Special Meeting of Shareholders of EQ/Franklin Templeton Allocation Managed Volatility Portfolio, EQ/MFS Technology II Portfolio, EQ/Templeton Global Equity Managed Volatility Portfolio, EQ/UBS Growth and Income Portfolio, Multimanager Mid Cap Growth Portfolio, and Multimanager Mid Cap Value Portfolio (the “Portfolios”), each a series of the Trust, a Combined Proxy Statement and Prospectus, a Statement of Additional Information, and forms of voting instruction and proxy cards relating to the Joint Special Meeting of Shareholders of the Portfolios and of series of AXA Premier VIP Trust, another registered investment company in the same group of investment companies as the Trust (the “Meeting”).

The Meeting is being held to request shareholder approval of the reorganizations of: (1) EQ/Franklin Templeton Allocation Managed Volatility Portfolio, a series of the Trust, into EQ/Aggressive Growth Strategy Portfolio, also a series the Trust; (2) EQ/MFS Technology II Portfolio, a series the Trust, into EQ/MFS Technology Portfolio, also a series the Trust; (3) EQ/Templeton Global Equity Managed Volatility Portfolio, a series the Trust, into 1290 VT SmartBeta Equity Portfolio, also a series of the Trust; (4) EQ/UBS Growth and Income Portfolio, a series the Trust, into EQ/Capital Guardian Research Portfolio, also a series of the Trust; (5) Multimanager Mid Cap Growth Portfolio, a series the Trust, into EQ/Janus Enterprise Portfolio, also a series the Trust; (6) Multimanager Mid Cap Value Portfolio, a series of the Trust, into EQ/American Century Mid Cap Value Portfolio, also a series of the Trust; (7) CharterSM Aggressive Growth Portfolio, CharterSM Growth Portfolio, CharterSM Moderate Growth Portfolio, and CharterSM Moderate Portfolio, each a series of AXA Premier VIP Trust, each into All Asset Growth-Alt 20 Portfolio, a series the Trust; (8) CharterSM Small Cap Growth Portfolio, a series of AXA Premier VIP Trust, into EQ/Morgan Stanley Small Cap Growth Portfolio, a series the Trust; and (9) CharterSM Small Cap Value Portfolio, a series of AXA Premier VIP Trust, into 1290 VT Small Cap Value Portfolio, a series the Trust.

K&L GATES LLP

1601 K STREET NW    WASHINGTON    DC 20006

T +1 202 778 9000 F +1 202 778 9100 klgates.com

U.S. Securities and Exchange Commission

February 26, 2020

Please note that the Meeting also is being held to request shareholder approval of the reorganization of CharterSM Conservative Portfolio, a series of AXA Premier VIP Trust, into EQ/Conservative Allocation Portfolio, also a series of AXA Premier VIP Trust.

The Trust and AXA Premier VIP Trust have determined to hold a Joint Special Meeting of Shareholders of the Trust and AXA Premier VIP Trust to consider all of the proposed reorganizations, and to utilize a Combined Proxy Statement and Prospectus that describes all of the proposed reorganizations, to simplify the presentation of the proposals to shareholders and reduce the potential confusion associated with sending multiple documents to shareholders. The Combined Proxy Statement and Prospectus, as well as the Letter to Contractholders, Notice of Joint Special Meeting of Shareholders, and Contractholder Voting Instructions included in the Registration Statement, also are being filed separately in a registration statement on Form N-14 on behalf of AXA Premier VIP Trust (File No. 811-10509) with respect to the reorganization of CharterSM Conservative Portfolio into EQ/Conservative Allocation Portfolio, and include information regarding that reorganization.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Maureen Kane, Esq.

AXA Equitable Funds Management Group, LLC

Fatima Sulaiman, Esq.

K&L Gates LLP